Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor
The following table summarizes our merchants that represented 10% or more of Accounts receivable and Revenue:

	Accounts Receivable		Revenue
	As of December 31,		Year Ended December 31,
	2024	2023	2024	2023	2022
Customer A	18%	17%	10%	11%	13%
Customer B	*	11%	*	*	*
Customer C	12%	*	*	*	*
________________
*Represents less than 10%

Rollforward of Allowance for Credit Losses
The following table represents a roll-forward of the allowance for credit losses:

	Year Ended December 31,
	2024	2023
	(in thousands)
Beginning balance	$515	$487
Current period provision	626	198
Uncollectible accounts charged against the allowance	(354)	(170)
Ending balance	$787	$515

Property, Plant and Equipment
The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2024	2023
	(in thousands)
Computer equipment	$6,202	$6,592
Furniture and office equipment	1,925	2,593
Leasehold improvements	15,632	16,702
Property and equipment, gross	23,759	25,887
Less: accumulated depreciation and amortization	(11,055)	(10,248)
Property and equipment, net	$12,704	$15,639